SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com


                                                     September 27, 2013


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:     AllianceBernstein Bond Fund, Inc.
                 - AllianceBernstein Tax-Aware Fixed Income Portfolio File Nos. 2-48227 and 811-02383
                 ----------------------------------------------------

Dear Sir or Madam:

            Attached herewith please find Post-Effective Amendment No. 117 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 95 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Bond Fund, Inc. We are making this filing for the sole purpose of registering a new portfolio, the AllianceBernstein Tax-Aware Fixed Income Portfolio.

            Please call me at the above-referenced number if you have any questions regarding the attached.

                                              Sincerely,


                                              /s/ Joanne A. Skerrett
                                              ----------------------
                                                  Joanne A. Skerrett

Attachment

cc: Kathleen K. Clarke